Accrued Expenses and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
ACCRUED EXPENSES AND OTHER LIABILITIES [Abstract]
Accrued expenses and Other Liabilities

	December 31, 2017	December 31, 2016
Payroll	$18,889	$14,730
Accrued interest	32,555	36,273
Accrued voyage expenses	4,843	2,217
Accrued running costs	23,812	21,394
Provision for estimated losses on vessels under time charter	2,631	3,129
Audit fees and related services	364	266
Accrued taxes	5,376	5,092
Professional fees	2,236	1,707
Other accrued expenses	4,153	6,941
Total accrued expenses	$94,859	$91,749